Message From The Investment Adviser                             The Shelby Fund
-------------------------------------------------------------------------------
October 25, 2000

Dear Shareholder:
For the six months ended September 30, 2000, The Shelby Fund returned -19.47% (Class Y Shares)*. During the same period, the S&P 500 (the Fund's primary benchmark), S&P 400 Midcap and S&P 600 Smallcap returned -3.60%, 8.46% and 4.35%, respectively.

U.S. financial markets endured record volatility during the period as investors began to digest the impact of six consecutive rate hikes by the Federal Reserve, as well as what have been popularly termed the four "E's" - rising energy costs, a weakening Euro, a decline in the growth rate of corporate earnings, and a closely-contested presidential election. To this list we would add a fifth "E", excessive expectations, as one by one throughout the period, the markets have lowered the relative valuations on what have been many of the market's best performing companies and industries. These powerful micro-corrections are occurring with increasing frequency and are having a dramatic impact on the broader market, as investors search for an acceptable investment model for high-growth stocks that remain highly valued in the face of slower economic growth.

While pleased with the Fund's year-to-date performance, we are disappointed with performance over the past six months. We knew a substantial correction was inevitable, given the market's run-up through the fourth quarter of 1999 and early 2000. Anticipating the timing of the correction, however, proved difficult. Early in the period, The Shelby Fund was adversely impacted by the broad sell-off in technology stocks. Among the Fund's larger holdings, companies such as Sandisk and Broadcom were especially hard hit. In the case of Sandisk, the sell-off in the stock was related not just to weakness in the broader market, but also by the decision by a large investor, Seagate Technology, to significantly reduce its holdings in the company. This sale was in preparation for Seagate going private and they have now completed their liquidation.

Despite the broad sell-off in technology stocks, many of the Fund's other top holdings continued to perform well. Mercury Interactive and Network Appliance are both examples of market leaders, with differentiated products and strong balance sheets that continue to hold up in a difficult market environment. Our select biotechnology holdings, many of which were acquired during the May sell-off, also continue to meet or exceed performance expectations.

* For the six months ended September 30, 2000, Class A Shares with load returned -23.41%.

-------------------------------------------------------------------------------

                                                                The Shelby Fund
-------------------------------------------------------------------------------


We believe this is a time for investors to remain focused on the long-term. While we have assumed a more defensive posture, we will continue to emphasize those companies that are growing at above average rates, with high returns on assets and equity, and with low leverage ratios. By staying with rapidly growing, innovative companies in uncertain times, we should be able to maximize The Shelby Fund's long-term performance.

Sincerely,
/s/ Darrell R. Wells                      /s/ James C. Shircliff
Darrell R. Wells                          James C. Shircliff, CFA
Chairman, CEO                             Executive Vice President
SMC Capital, Inc.                         SMC Capital, Inc.

/s/ R. Andrew Beck
R. Andrew Beck
Senior Vice President
SMC Capital, Inc.

-------------------------------------------------------------------------------

The Shelby Fund
-------------------------------------------------------------------------------

Performance data represents past performance and is not predictive of future performance. Investment return and the principal value of an investment in the Fund will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost. The composition of the Fund's holdings is subject to change.

The performance of the Fund is measured against unmanaged indices, the Standard & Poor's 500 Index (the Fund's primary benchmark), generally representative of the U.S. stock market, and the S&P 400 Midcap and S&P Smallcap 600 Indices, which are representative of mid cap and small cap stocks, respectively. These indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of the fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

For more complete information, including charges and expenses, call 1-800-774-3529 for a prospectus, which you should read carefully before you invest or send money. Shares are distributed by BISYS Fund Services Limited Partnership.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Shelby County Trust Bank or its affiliates, and shares are not federally insured by the FDIC or any other agency. An investment in mutual fund shares involves investment risks, including the possible loss of principal.

-------------------------------------------------------------------------------

                               Table of Contents


                      Statement of Assets and Liabilities
                                    Page  5

                            Statement of Operations
                                    Page  6

                      Statements of Changes in Net Assets
                                    Page  7

                       Schedule of Portfolio Investments
                                    Page  8

                         Notes to Financial Statements
                                    Page 11

                              Financial Highlights
                                    Page 16

THE COVENTRY GROUP
THE SHELBY FUND

                      Statement of Assets and Liabilities
                               September 30, 2000
                                  (Unaudited)

                              ASSETS:
Investments, at value (cost $41,211,026)............................ $57,171,856
Repurchase agreement, at cost.......................................   8,027,325
                                                                     -----------
    Total investments (cost $49,238,351)............................  65,199,181
Interest and dividends receivable...................................       3,260
Receivables from investment securities sold.........................   1,173,603
Prepaid expenses and other assets...................................       9,666
                                                                     -----------
    Total Assets....................................................  66,385,710
                                                                     -----------
                            LIABILITIES:
Put/call options written, at value (premiums received $4,489,891)...   4,893,875
Payable to custodian................................................     903,383
Payables for investments purchased..................................   3,347,144
Accrued expenses and other payables:
  Investment advisory fees..........................................      49,780
  Administration fees...............................................       1,434
  Distribution fees.................................................         390
  Other.............................................................      24,295
                                                                     -----------
    Total Liabilities...............................................   9,220,301
                                                                     -----------
                            NET ASSETS:                               57,165,409
                                                                     ===========
Capital.............................................................  35,812,761
Undistributed net investment income/(loss)..........................    (212,700)
  Net unrealized appreciation/(depreciation) on investments and option transactions..............................................  15,556,846
  Accumulated net realized gains/(losses) on investments, short
   positions and option transactions................................   6,008,502
                                                                     -----------
    Net Assets...................................................... $57,165,409
                                                                     ===========
Class Y Shares
  Net Assets........................................................ $55,370,216
  Shares outstanding................................................   3,423,807
  Redemption and offering price per share........................... $     16.17
                                                                     ===========
Class A Shares
  Net Assets........................................................ $ 1,795,193
  Shares outstanding................................................     110,604
  Redemption price per share........................................ $     16.23
                                                                     ===========
  Maximum sales charge..............................................       4.75%
  Maximum offering price (100%/(100%-Maximum Sales Charge) of net
   asset value adjusted to the nearest cent) per share.............. $     17.04
                                                                     ===========

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                            Statement of Operations
                  For the Six Months Ended September 30, 2000
                                  (Unaudited)

INVESTMENT INCOME:
Interest income....................................................  $    189,280
Dividend income....................................................        14,808
                                                                     ------------
  Total income.....................................................       204,088
                                                                     ------------
EXPENSES:
Investment advisory fees...........................................       297,082
Administration fees................................................        59,416
Distribution fees--Class A.........................................         1,173
Accounting fees....................................................        15,041
Transfer agent fees................................................        19,081
Other..............................................................        39,848
                                                                     ------------
  Total expenses before expenses voluntarily reduced...............       431,641
  Expenses voluntarily reduced.....................................       (14,853)
                                                                     ------------
  Net expenses.....................................................       416,788
                                                                     ------------
Net investment income/(loss).......................................      (212,700)
                                                                     ------------
REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized gains/(losses) from investments.......................     5,367,870
Net realized gains/(losses) on options written.....................    (2,819,409)
Net realized gains/(losses) on closed short sales..................      (627,866)
Net change in unrealized appreciation/(depreciation) on investments
and option transactions............................................   (15,198,657)
                                                                     ------------
Net realized/unrealized gains/(losses) on investments, short
positions and option transactions..................................   (13,278,062)
                                                                     ------------
Change in net assets resulting from operations.....................  $(13,490,762)
                                                                     ============

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                      Statements of Changes in Net Assets

                                                     Six Months
                                                        Ended      Year Ended
                                                    September 30,   March 31,
                                                        2000          2000
                                                    -------------  -----------
                                                     (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income/(loss)..................... $   (212,700)  $  (537,423)
  Net realized gains/(losses) from investments,
   short positions and option transactions.........    1,920,595     7,077,183
  Net change in unrealized
   appreciation/(depreciation) on investments and
   option transactions.............................  (15,198,657)   23,030,616
                                                    ------------   -----------
Change in net assets resulting from operations.....  (13,490,762)   29,570,376
                                                    ------------   -----------
DISTRIBUTIONS TO CLASS Y SHAREHOLDERS:
  From net realized gains from investment and
   option transactions.............................           --    (2,138,694)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net realized gains from investment and
   option transactions.............................           --          (103)
                                                    ------------   -----------
Change in net assets from distributions to
shareholders.......................................           --    (2,138,797)
                                                    ------------   -----------
CAPITAL TRANSACTIONS:
CLASS Y SHARES
  Proceeds from shares issued......................    4,927,655     8,147,253
  Dividends reinvested.............................           --     2,136,154
  Cost of shares redeemed..........................   (4,606,561)   (7,498,130)
                                                    ------------   -----------
Class Y capital transactions.......................      321,094     2,785,277
                                                    ------------   -----------
CLASS A SHARES
  Proceeds from shares issued......................    1,882,596        50,355
  Dividends reinvested.............................           --           103
  Cost of shares redeemed..........................      (18,952)           --
                                                    ------------   -----------
Class A capital transactions.......................    1,863,644        50,458
                                                    ------------   -----------
Change in net assets from capital transactions.....    2,184,738     2,835,735
                                                    ------------   -----------
Change in net assets...............................  (11,306,024)   30,267,314
NET ASSETS:
  Beginning of period..............................   68,471,433    38,204,119
                                                    ------------   -----------
  End of period.................................... $ 57,165,409   $68,471,433
                                                    ============   ===========
SHARE TRANSACTIONS:
CLASS Y SHARES
  Issued...........................................      292,046       482,860
  Reinvested.......................................           --       149,906
  Redeemed.........................................     (275,888)     (539,394)
                                                    ------------   -----------
Change in Class Y shares...........................       16,158        93,372
                                                    ------------   -----------
CLASS A SHARES
  Issued...........................................      108,823         2,673
  Reinvested.......................................           --             7
  Redeemed.........................................         (899)           --
                                                    ------------   -----------
Change in Class A shares...........................      107,924         2,680
                                                    ------------   -----------
Change in total shares.............................      124,082        96,052
                                                    ============   ===========

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                       Schedule of Portfolio Investments
                               September 30, 2000
                                  (Unaudited)

 Shares or
 Principal                         Security                            Market
  Amount                          Description                           Value
 --------- --------------------------------------------------------  -----------
 Common Stocks (95.7%):
 Advertising (0.7%):
    10,000 Lamar Advertising Co.(b)................................  $   378,750
                                                                     -----------
 Audio/Video Products (10.0%):
    25,000 Gemstar-TV Guide International, Inc.(b).................    2,179,688
    52,000 Sandisk Corp.(b)........................................    3,470,999
                                                                     -----------
                                                                       5,650,687
                                                                     -----------
 Banks (2.4%):
    15,000 Commerce Bancorp, Inc...................................      872,813
    53,900 Pointe Financial Corp...................................      495,206
                                                                     -----------
                                                                       1,368,019
                                                                     -----------
 Cellular Telecom (3.1%):
    85,000 AT&T Wireless Group(b)..................................    1,774,375
                                                                     -----------
 Circuits (2.8%):
    20,000 Maxim Integrated Products, Inc.(b)......................    1,608,750
                                                                     -----------
 Computer Software (5.9%):
    40,000 Cisco Systems, Inc.(b)..................................    2,210,000
    10,000 Electronic Arts, Inc.(b)................................      493,750
    20,000 Exchange Applications, Inc.(b)..........................       90,625
    10,000 Microsoft Corp.(b)......................................      602,500
                                                                     -----------
                                                                       3,396,875
                                                                     -----------
 Construction Materials (1.3%):
    50,000 Elcor Corp..............................................      725,000
                                                                     -----------
 Consulting Services (0.5%):
     7,500 Corporate Executive Board Co.(b)........................      301,875
                                                                     -----------
 Electronic Components--Semiconductors (12.1%):
    10,000 Amkor Technology, Inc.(b)...............................      261,250
    50,000 Atmel Corp.(b)..........................................      759,375
    10,000 Broadcom Corp. Class A(b)...............................    2,437,499
    40,000 Intel Corp..............................................    1,665,000
    20,000 Xilinx, Inc.(b).........................................    1,712,500
                                                                     -----------
                                                                       6,835,624
                                                                     -----------
 Instruments--Scientific (3.1%):
    15,000 PE Corp-PE Biosystems Group.............................    1,747,500
                                                                     -----------
 Internet Content (0.6%):
    10,000 WebEx Communications, Inc.(b)...........................      368,750
                                                                     -----------

 Shares or
 Principal                         Security                            Market
  Amount                          Description                           Value
 --------- --------------------------------------------------------  -----------
 Common Stocks, continued:
 Internet Services (1.1%):
    20,000 DoubleClick, Inc.(b)....................................  $   640,000
                                                                     -----------
 Lasers--Systems/Components (0.6%):
     5,000 Coherent, Inc.(b).......................................      340,000
                                                                     -----------
 Medical--Biomedical (3.9%):
    10,000 Celera Genomics(b)......................................      996,250
     2,500 Human Genome Sciences, Inc.(b)..........................      432,813
    20,000 Incyte Pharmaceuticals, Inc.(b).........................      822,500
                                                                     -----------
                                                                       2,251,563
                                                                     -----------
 Medical Instruments (1.8%):
    20,000 St. Jude Medical, Inc.(b)...............................    1,020,000
                                                                     -----------
 Networking Products (7.5%):
     5,000 Corvis Corp.(b).........................................      305,234
     2,500 Foundry Networks, Inc.(b)...............................      167,188
    30,000 Network Appliance, Inc.(b)..............................    3,821,250
                                                                     -----------
                                                                       4,293,672
                                                                     -----------
 Oil & Gas Exploration, Production, & Services (0.4%):
    10,000 Core Laboratories NV(b).................................      245,625
                                                                     -----------
 Printers & Related Products (3.9%):
    60,000 Lexmark International Group, Inc.(b)....................    2,250,000
                                                                     -----------
 Satellite Telecom (2.7%):
    20,100 Adaptive Broadband Corp.(b).............................      391,950
    19,000 Echostar Communications
            Corp.--  A(b)..........................................    1,002,250
    12,550 Motient Corp.(b)........................................      177,269
                                                                     -----------
                                                                       1,571,469
                                                                     -----------
 Security Services (0.1%):
    10,000 Wackenhut Corp.(b)......................................       82,500
                                                                     -----------
 Software & Computer Services (9.1%):
    30,000 CheckFree Corp.(b)......................................    1,256,719
    25,000 Mercury Interactive Corp.(b)............................    3,918,750
                                                                     -----------
                                                                       5,175,469
                                                                     -----------
 Telecommunications (5.4%):
     6,000 IMPSAT Fiber Networks, Inc.(b)..........................       66,000
    25,000 Microcell Telecommunications, Inc.(b)...................      726,563

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                  Schedule of Portfolio Investments, Continued
                               September 30, 2000
                                  (Unaudited)


 Shares or
 Principal                         Security                            Market
  Amount                          Description                           Value
 --------- --------------------------------------------------------  -----------
 Common Stocks, continued:
 Telecommunications, continued:
    20,000 Nextel Communications, Inc. Class A(b)..................  $   935,000
    20,000 Telefonos de Mexico SA de CV-Class L, ADR...............    1,063,750
    10,000 Young Broadcasting, Inc.--A(b)..........................      314,375
                                                                     -----------
                                                                       3,105,688
                                                                     -----------
 Telecommunications Equipment (13.9%):
    60,000 ADC Telecommunications, Inc.(b).........................    1,613,438
    30,000 American Tower Corp.(b).................................    1,130,625
     3,600 Natural MicroSystems Corp.(b)...........................      193,669
    15,000 QUALCOMM, Inc.(b).......................................    1,068,750
     6,700 Research in Motion Ltd.(b)..............................      660,684
    98,000 Tekelec, Inc.(b)........................................    3,221,749
                                                                     -----------
                                                                       7,888,915
                                                                     -----------
 Therapeutics (0.3%):
    20,000 Cell Pathways, Inc.(b)..................................      162,500
                                                                     -----------
 Wholesale & International Trade (1.2%):
    20,000 Costco Wholesale Corp.(b)...............................      698,750
                                                                     -----------
 Wireless Equipment (1.3%):
     4,000 Aether Systems, Inc.(b).................................      422,000
    50,000 P-Com, Inc.(b)..........................................      331,250
                                                                     -----------
                                                                         753,250
                                                                     -----------
   Total Common Stocks..............................................  54,635,606
                                                                     -----------

 Contracts,
 Shares or
 Principal                        Security                          Market
   Amount                        Description                         Value
 ---------- ----------------------------------------------------  -----------
 Options Purchased (2.6%):
        100 Broadcom Corp. Call Option (strike price $160,
             expires on 11/20/00)(b)............................  $   858,750
        400 Cisco Systems, Inc. Put Option (strike price $70,
             expires on 1/22/01)(b).............................      610,000
        200 Lexmark International, Inc. Call Option (strike
             price $45, expires on 10/23/00)(b).................        8,750
         20 NASDAQ-100 Index Put Option (strike price $2,800,
             expires on 10/23/00)(b)............................       10,000
        200 Tekelec Call Option (strike price $40, expires on
             10/23/00)(b).......................................       12,500
                                                                  -----------
   Total Options Purchased.......................................   1,500,000
                                                                  -----------
 Investment Companies (1.8%):
     10,000 iShares Russell 2000 Index Fund.....................    1,036,250
                                                                  -----------
   Total Investment Companies....................................   1,036,250
                                                                  -----------
 Repurchase Agreements (14.0%):
 $8,027,325 Fifth Third Bank, 5.88%, 10/2/00 (Collateralized by
             $8,601,059 Fannie Mae, 6.50%, 3/1/29, market value
             $8,187,871)........................................    8,027,325
                                                                  -----------
   Total Repurchase Agreements...................................   8,027,325
                                                                  -----------
   Total Investments (Cost $49,238,351)(a)--(114.1%).............  65,199,181
                                                                  -----------
   Liabilities in excess of other assets--(-14.1%)...............  (8,033,772)
                                                                  -----------
   TOTAL NET ASSETS--(100.0%).................................... $57,165,409
                                                                  ===========

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                  Schedule of Portfolio Investments, Continued
                               September 30, 2000
                                  (Unaudited)

------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.. $21,010,396
   Unrealized depreciation..  (5,049,566)
                             -----------
   Net unrealized
   appreciation............. $15,960,830
                             ===========

(b) Represents non-income producing securities.

ADR--American Depositary Receipt

                                                          Number of   Market
                                                          Contracts    Value
                                                          --------- -----------
   Written options outstanding at end of period:
   Call options:
    CheckFree Corp. (strike price $50, expires on
     2/19/01)...........................................     400    $  (205,000)
    Cisco Systems, Inc. (strike price $45, expires on
     10/23/00)..........................................     200       (245,000)
    Cisco Systems, Inc. (strike price $55, expires on
     1/22/01)...........................................     100        (80,000)
    Intel Corp. (strike price $50, expires on 10/23/00).     200        (10,000)
    Mercury Interactive Corp. (strike price $110,
     expires on 1/22/01)................................     250     (1,393,750)
    Microsoft Corp. (strike price $50, expires on
     1/22/01)...........................................     100       (116,250)
    Network Appliance, Inc. (strike price $100, expires
     on 3/19/01)........................................     150       (628,125)
    Network Appliance, Inc. (strike price $130, expires
     on 3/19/01)........................................     150       (408,750)
    Sandisk Corp. (strike price $70, expires on
     10/23/00)..........................................      50        (23,750)
    Xilinx, Inc. (strike price $80, expires on 1/22/01).     200       (325,000)
                                                                    -----------
   Total call options (premium received $3,636,180).....             (3,435,625)
                                                                    -----------
   Put options:
    Cisco Systems, Inc. (strike price $70, expires on
     10/23/00)..........................................     400       (550,000)
    NASDAQ-100 Index (strike price $4,025, expires on
     10/23/00)..........................................      20       (908,250)
                                                                    -----------
   Total put options (premium received $853,711)........             (1,458,250)
                                                                    -----------
   Total written options (premium received $4,489,891)..            $(4,893,875)
                                                                    ===========

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                         Notes to Financial Statements
                              September 30, 2000
                                  (Unaudited)


1. Organization:

 The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Shelby Fund (the "Fund"), a series of the Group, commenced operations on July 1, 1994. The Fund's investment objective is to seek capital appreciation. It pursues this objective by investing primarily in a diversified portfolio of equity securities. Effective June 30, 1999, the Fund was authorized to sell Class A shares, and Class B shares in addition to the preexisting Class Y Shares. Class A shares were offered for sale on October 28, 1999 and are subject to a maximum 4.75% front-end sales load and a distribution fee up to 0.25% of average daily net assets. Class Y shares carries neither a load nor a distribution fee. Class B shares have not been offered for sale as of September 30, 2000.

 Each Class A and Class Y share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Class Y shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. Significant Accounting Principles:

 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   Securities Valuation:

   Investments in common and preferred stocks, purchased options, written options, corporate bonds, U.S. Government securities, U.S. Government agency securities and short sale positions are valued at their market values determined on the basis of the latest available bid quotation (ask quotation for short sale positions) in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in repurchase agreements are valued at cost. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair value by the investment adviser under the supervision of the Group's Board of Trustees. Pricing services may be used to value certain securities when the prices provided are believed to reflect the fair market value of such securities.

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                   Notes to Financial Statements, Continued
                              September 30, 2000
                                  (Unaudited)

   Security Transactions and Related Income:

   Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   Repurchase Agreements:

   The Fund may enter into repurchase agreements with financial institutions such as banks and broker-dealers which the investment adviser, Shelby Country Trust Bank, deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian.

   Short Sale Transactions:

   Short sales are transactions in which the Fund sells a security it does not own but has borrowed, in anticipation of a decline in the market value of that security. The Fund may engage in short sales "against the box", in which the Fund, at the time of the short sale, owns or has the right to obtain securities equivalent in kind and amount. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund must purchase or deliver the security sold short. The Fund will realize a gain if the security declines in value between those dates. All short sales must be collateralized to the extent required by the applicable law. The Fund maintains the collateral in a segregated account with its custodian, consisting of cash and securities sufficient to collateralize its obligation on the short positions. At September 30, 2000, there were no securities sold short.

   Options Transactions:

   The Fund may purchase and write (sell) put and call options on securities, currencies and indices of securities (collectively, an "underlying asset"). These transactions are to hedge against changes in interest rates, security prices, currency fluctuations and other market developments, or for purposes of earning additional income (i.e. speculation).

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                   Notes to Financial Statements, Continued
                              September 30, 2000
                                  (Unaudited)

   When the Fund writes a call or put option, an amount equal to the net premium received is included in the Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price which could be significantly different from the current market value.

   When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract.

   The table below reflects the Fund's activity in written options during the six months ended September 30, 2000. The Premiums column represents the premiums paid by the option counterparties to the Fund in connection with entering into the written options.

   Written option activities for the six months ended September 30, 2000:

                                       Call Options            Put Options
                                   ---------------------  ---------------------
                                   Number of              Number of
                                   Contracts  Premiums    Contracts  Premiums
                                   --------- -----------  --------- -----------
    Balance at beginning of
     period......................       80   $    33,759       --   $        --
    Options written..............    4,280     8,350,508    1,060     2,324,178
    Options closed...............   (2,480)   (4,714,328)    (440)   (1,156,641)
    Options expired..............      (80)      (33,759)      --            --
    Options exercised............       --            --     (200)     (313,826)
                                    ------   -----------    -----   -----------
    Options outstanding at end of
     period......................    1,800   $ 3,636,180      420   $   853,711
                                    ======   ===========    =====   ===========

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                   Notes to Financial Statements, Continued
                              September 30, 2000
                                  (Unaudited)

   Distributions to Shareholders:

   Distributions from net investment income, if any, are declared and paid quarterly and distributable net realized capital gains, if any, are declared and distributed at least annually by the Fund.

   Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the tax deferral of losses on wash sales.

   Federal Income Taxes:

   It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

   Other:

   Expenses that are directly related to the Fund are charged directly to the Fund. Expenses relating to the Group are prorated to all the investment portfolios of the Group, including the Fund, on the basis of each Fund's relative net assets.

3. Purchases and Sales of Securities:

 Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 2000 were $43,459,983 and $43,649,345, respectively.

4. Related Party Transactions:

 Investment advisory services are provided to the Fund by Shelby County Trust Bank. Under the terms of the investment advisory agreement, Shelby County Trust Bank is entitled to receive fees computed daily based on an annual percentage of one percent of the average net assets of the Fund. SMC Capital, Inc. is the sub-investment adviser for the Fund and has been engaged to provide day-to-day investment advisory services to the Fund. Fees of SMC Capital, Inc. are paid by Shelby County Trust Bank.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of The BISYS Group, Inc.

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                   Notes to Financial Statements, Continued
                              September 30, 2000
                                  (Unaudited)


 BISYS Ohio, with whom certain officers and trustees of the Group are affiliated, serves the Fund as administrator. Such officers and trustees are paid no fees directly by the Fund for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS Ohio's fees are computed daily as a percentage of the average net assets of the Fund. For the six months ended September 30, 2000, BISYS Ohio voluntarily reduced its administration fees by $14,853.

 BISYS Ohio serves the Fund as Transfer Agent and Fund Accountant. Under the terms of the Transfer Agency and Fund Accounting Agreements, BISYS Ohio's fees are computed on the basis of the number of shareholders and a percentage of the average net assets, respectively.

 The Fund has a Plan of Distribution with BISYS (who serves the Fund as Distributor) under which shares of Class A may directly incur or reimburse BISYS for expenses related to the distribution and promotion of the Fund. The annual limitation for payment of such expenses is 0.25% of average daily net assets attributable to such shares. As the Funds' Distributor, BISYS is entitled to receive commissions on sales of the Class A Shares. For the six months ended September 30, 2000, BISYS received $4,907 from commissions earned on sales of Class A Shares and reallowed $597 to affiliated broker dealers of the Fund.

THE COVENTRY GROUP
THE SHELBY FUND

                              Financial Highlights

Selected data for a share outstanding throughout the periods indicated:

                                                       Class Y
                           ---------------------------------------------------------------------
                            For the Six      Year       Year       Year       Year       Year
                           Months Ended      Ended      Ended      Ended      Ended      Ended
                           September 30,   March 31,  March 31,  March 31,  March 31,  March 31,
                               2000          2000       1999       1998       1997       1996
                           -------------   ---------  ---------  ---------  ---------  ---------
                            (Unaudited)
Net Asset Value,
 Beginning of the Period.     $ 20.08       $ 11.53    $ 13.66    $ 11.13    $ 11.82    $ 10.99
                              -------       -------    -------    -------    -------    -------
Investment Activities:
 Net investment
  income/(loss)..........       (0.06)        (0.16)     (0.10)     (0.15)     (0.09)     (0.06)
 Net realized/unrealized
  gains/(losses) from
  investment transactions.      (3.85)         9.39       1.07       4.40      (0.19)      3.44
                              -------       -------    -------    -------    -------    -------
  Total from Investment
   Activities............       (3.91)         9.23       0.97       4.25      (0.28)      3.38
                              -------       -------    -------    -------    -------    -------
Distributions:
 Net realized gains from
  investments............          --         (0.68)     (3.10)     (1.72)     (0.41)     (2.55)
                              -------       -------    -------    -------    -------    -------
Net Asset Value, End of
 the Period..............     $ 16.17       $ 20.08    $ 11.53    $ 13.66    $ 11.13    $ 11.82
                              =======       =======    =======    =======    =======    =======
Total Return.............      (19.47%)(a)    82.50%     10.82%     39.31%     (2.80%)    31.41%
Ratios/Supplementary
 Data:
 Net Assets, End of the
  Period (000's).........     $55,370       $68,417    $38,204    $90,544    $90,137    $95,357
 Ratio of net expenses to
  average net assets.....        1.40%(b)      1.59%      1.48%      1.29%      1.29%      1.33%
 Ratio of net investment
  income/(loss) to
  average net assets.....       (0.71%)(b)    (1.18%)    (0.67%)    (0.95%)    (0.67%)    (0.58%)
 Ratio of expenses to
  average net assets*....        1.45%(b)      1.64%      1.53%      1.34%      1.34%      1.38%
 Portfolio Turnover**....          76%          122%       161%       177%       204%       292%

------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Not annualized.
(b) Annualized.

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                              Financial Highlights

Selected data for a share outstanding throughout the periods indicated:

                                                           Class A
                                                --------------------------------
                                                 For the Six    October 28, 1999
                                                Months Ended           to
                                                September 30,      March 31,
                                                    2000+           2000(a)
                                                -------------   ----------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period...........    $20.18            $12.38
                                                   ------            ------
Investment Activities:
 Net investment income/(loss)..................     (0.08)            (0.03)
 Net realized/unrealized gains/(losses) from
  investment transactions......................     (3.87)             8.51
                                                   ------            ------
  Total from Investment Activities.............     (3.95)             8.48
                                                   ------            ------
Distributions:
 Net realized gains from investments...........        --             (0.68)
                                                   ------            ------
Net Asset Value, End of Period.................    $16.23            $20.18
                                                   ======            ======
Total Return (excludes sales charge)...........    (19.57%)(b)        74.29%(b)
Ratios/Supplementary Data:
 Net Assets, End of Period (000's).............    $1,795            $   54
 Ratio of expenses to average net assets.......      1.65%(c)          1.64%(c)
 Ratio of net investment income/(loss) to
  average net assets...........................     (0.89%)(c)        (1.42%)(c)
 Ratio of expenses to average net assets*......      1.70%(c)          1.70%(c)
 Portfolio Turnover**..........................        76%              122%

------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 + Net investment income/(loss) is based on average shares outstanding during the period.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements.

INVESTMENT ADVISER
Shelby County Trust Bank
P.O. Box 249
Shelbyville, Kentucky 40066

SUB-INVESTMENT ADVISER
SMC Capital, Inc.
4350 Brownsboro Rd.
Suite 310
Louisville, Kentucky 40207

ADMINISTRATOR
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

AUDITORS
Arthur Andersen LLP
2300 Meidinger Tower
Louisville Galleria
Louisville, Kentucky 40202


This report is for
the information of
shareholders of The
Shelby Fund, but it
may also be used as
sales literature
when preceded or
accompanied by the
current prospectus,
which gives details
about charges,
expenses, investment
objectives, and
operating policies
of the Fund. Read
the prospectus
carefully before
investing or sending
money.

11/00
                           [LOGO OF THE SHELBY FUND]

                            Shelby County Trust Bank
                               Investment Adviser

                               SMC Capital, Inc.
                             Sub-Investment Adviser

                               SEMI-ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                               September 30, 2000


                    BISYS Fund Services Limited Partnership
                               3435 Stelzer Road
                              Columbus, Ohio 43219